CONTRACTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract receivable	$ 167,748	$ 234,710
Less: current portion of contract receivable	915,618	518,191
Non-current portion	262,617	$ 1,071,826
2017 FMP Contract [Member]
Contract receivable	2,011,090
Maintenance fees	409,098
Total	2,420,188
Less: current portion of contract receivable	2,420,188
Non-current portion	$ 0
Contracted payment due date	Dec. 31, 2021
2019 FMP Contract [Member]
Contract receivable	$ 1,854,580
Maintenance fees	191,034
Total	2,045,614
Less: current portion of contract receivable	1,782,997
Non-current portion	$ 262,617
Contracted payment due date	Dec. 31, 2021
Contracted payment due date, Non current	Dec. 31, 2022